Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares				Value
	COMMON STOCK - 93.8%
	COMMERCIAL SERVICES - 1.3%
122,923	Macquarie Infrastructure Corp. +			$4,851,771

	ELECTRIC- 5.9%
218,611	Brookfield Infrastructure Partners LP			10,845,292
287,300	Brookfield Renewable Partners LP			11,670,126
				22,515,418
	LEISURE TIME - 3.8%
3,344,000	Drive Shack, Inc. *			14,412,640

	LODGING - 6.5%
1,130,000	Galaxy Entertainment Group Ltd.			7,027,005
141,328	Las Vegas Sands Corp. +			8,163,105
88,600	Wynn Resorts Ltd. +			9,632,592
				24,822,702
	REAL ESTATE - 0.5%
54,000	RE/MAX Holdings, Inc.			1,736,640

	REITS-APARTMENTS - 0.9%
122,964	Invitation Homes, Inc.			3,640,964

	REITS-DIVERSIFIED - 23.2%
129,000	American Tower Corp. +			28,525,770
144,000	Crown Castle International Corp.			20,017,440
24,100	Equinix, Inc. +			13,900,880
594,531	New Residential Investment Corp.			9,322,246
70,500	SBA Communications Corp. - Class A			17,001,075
				88,767,411
	REITS-MANUFACTURED HOMES - 8.5%
132,300	Equity Lifestyle Properties, Inc.			17,675,280
101,000	Sun Communities, Inc.			14,993,450
				32,668,730
	REITS-OFFICE PROPERTY - 5.0%
123,000	Alexandria Real Estate Equities, Inc. +			18,946,920

	REITS-STORAGE - 6.0%
50,000	Extra Space Storage, Inc.			5,841,000
512,861	National Storage Affiliates Trust			17,114,171
				22,955,171
	REITS-WAREHOUSE/INDUSTRIAL - 13.1%
417,196	Americold Realty Trust +			15,465,456
261,800	CyrusOne, Inc.			20,708,380
84,000	Innovative Industrial Properties, Inc.			7,759,080
74,182	Prologis, Inc. +			6,321,790
				50,254,706
	TELECOMMUNICATIONS - 14.1%
519,537	GDS Holdings Ltd. - ADR *			20,823,043
2,113,934	Switch, Inc.			33,019,649
				53,842,692
	TRUCKING & LEASING - 5.0%
1,269,004	Fortress Transportation & Infrastructure Investors LLC +			19,225,410

	TOTAL COMMON STOCK (Cost - $283,194,664)			358,641,175
		Coupon Rate	Maturity
	PREFERRED STOCK - 0.2%
	LEISURE TIME - 0.2%
35,178	Drive Shack, Inc. + (Cost - $876,830)	8.375	Perpetual	855,881

	TOTAL INVESTMENTS - 94.0% (Cost - $284,071,494)			$359,497,056
	OTHER ASSETS LESS LIABILITIES - 6.0%			23,120,740
	NET ASSETS - 100.0%			$382,617,796

	SECURITIES SOLD SHORT - (3.0)%
	COMMON STOCK - (3.0)%
	HOME BUILDERS - (1.9)%
(156,000)	KB Home			$(5,304,000)
(44,000)	Toll Brothers, Inc.			(1,806,200)
				(7,110,200)
	REAL ESTATE - (0.4)%
(54,000)	RE/MAX Holdings, Inc.			(1,736,640)

	REITS-APARTMENTS - (0.7)%
(36,241)	Investors Real Estate Trust			(2,706,138)

	TOTAL COMMON STOCK (Proceeds - $8,487,970)			(11,552,978)

Number of	WRITTEN OPTIONS - (0.2)% *
Contracts **	PUT OPTIONS - (0.2)%		Expiration
(100)	CoStar Group, Inc., Put @ $580		Oct-19	(75,500)
(100)	CoStar Group, Inc., Put @ $590		Oct-19	(110,500)
(400)	Innovative Industrial Properti, Put @ $95		Oct-19	(280,000)
				(466,000)
	CALL OPTION - (0.0)% ^
(645)	CyrusOne, Inc., Call @ $80		Oct-19	(118,680)

	TOTAL WRITTEN OPTIONS (Proceeds - $533,523)			$(584,680)

REIT	Real Estate Investment Trust
Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.
^	Represents less than 0.05%.
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of September 30, 2019. These securities amounted to $42,347,227.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares				Value
	COMMON STOCK - 12.6%
	COMMERCIAL SERVICES - 4.7%
235	Macquarie Infrastructure Corp.			$9,275

	REITS-DIVERSIFIED - 2.4%
300	New Residential Investment Corp.			4,704

	REITS-MORTGAGE - 5.5%
275	AGNC Investment Corp.			4,425
500	Annaly Capital Management, Inc.			4,400
50	Starwood Property Trust, Inc.			1,211
50	Two Harbors Investment Corp.			657
				10,693

	TOTAL COMMON STOCK (Cost - $27,035)			24,672

	PARTNERSHIP SHARES - 9.4%
	ELECTRIC - 1.0%
50	Brookfield Renewable Partners LP			2,031

	TRUCKING & LEASING - 8.4%
1,082	Fortress Transportation & Infrastructure Investors LLC			16,392

	TOTAL PARTNERSHIP SHARES (Cost - $19,330)			18,423
		Coupon Rate	Maturity
	PREFERRED STOCK - 87.6%
	LEISURE TIME - 4.5%
100	Drive Shack, Inc.	8.05	Perpetual	2,460
100	Drive Shack, Inc.	8.38	Perpetual	2,433
160	Drive Shack, Inc.	9.75	Perpetual	4,029
				8,922
	REAL ESTATE - 3.0%
105	Landmark Infrastructure Partners LP	7.90	Perpetual	2,717
125	Landmark Infrastructure Partners LP	8.00	Perpetual	3,200
				5,917
	REITS-APARTMENTS - 2.6%
40	American Homes 4 Rent	6.50	Perpetual	1,084
50	Bluerock Residential Growth REIT, Inc.	7.63	Perpetual	1,309
100	Bluerock Residential Growth REIT, Inc.	8.25	Perpetual	2,652
				5,045
	REITS-DIVERSIFIED - 14.5%
140	Colony Capital, Inc.	7.13	Perpetual	3,214
170	Colony Capital, Inc.	7.15	Perpetual	3,903
180	Colony Capital, Inc.	7.50	Perpetual	4,244
70	Colony Capital, Inc.	8.25	Perpetual	1,768
120	Colony Capital, Inc.	8.75	Perpetual	3,035
90	CorEnergy Infrastructure Trust, Inc.	7.38	Perpetual	2,354
100	Digital Realty Trust, Inc.	6.63	Perpetual	2,663
150	Global Net Lease, Inc.	7.25	Perpetual	3,840
50	iStar, Inc.	8.00	Perpetual	1,307
80	UMH Properties, Inc.	8.00	Perpetual	2,080
				28,408
	REITS-HEALTH CARE - 1.8%
130	Global Medical REIT, Inc.	7.50	Perpetual	3,456

	REITS-HOTELS - 11.5%
80	Ashford Hospitality Trust, Inc.	7.38	Perpetual	1,760
110	Ashford Hospitality Trust, Inc.	7.38	Perpetual	2,350
50	Ashford Hospitality Trust, Inc.	7.50	Perpetual	1,078
30	Ashford Hospitality Trust, Inc.	7.50	Perpetual	632
50	Ashford Hospitality Trust, Inc.	8.45	Perpetual	1,225
140	Braemar Hotels & Resorts, Inc.	5.50	Perpetual	2,920
60	Hersha Hospitality Trust	6.50	Perpetual	1,524
100	Hersha Hospitality Trust	6.88	Perpetual	2,544
100	Pebblebrook Hotel Trust	6.30	Perpetual	2,536
50	RLJ Lodging Trust	1.95	Perpetual	1,350
180	Sotherly Hotels, Inc.	7.88	Perpetual	4,680
				22,599
	REITS-MORTGAGE - 23.9%
50	AG Mortgage Investment Trust, Inc.	8.00	Perpetual	1,279
100	AG Mortgage Investment Trust, Inc.	8.25	Perpetual	2,537
100	AGNC Investment Corp.	7.75	Perpetual	2,549
100	Annaly Capital Management, Inc. 3 Month US LIBOR + 4.17 (a)	6.50	Perpetual	2,504
100	Anworth Mortgage Asset Corp.	8.63	Perpetual	2,575
50	Arbor Realty Trust, Inc.	8.25	Perpetual	1,305
100	Arbor Realty Trust, Inc.	8.50	Perpetual	2,630
120	ARMOUR Residential REIT, Inc.	7.88	Perpetual	3,006
50	Capstead Mortgage Corp.	7.50	Perpetual	1,256
100	Cherry Hill Mortgage Investment Corp.	8.20	Perpetual	2,526
50	Chimera Investment Corp.	8.00	Perpetual	1,327
80	Chimera Investment Corp. 3 Month US LIBOR + 5.79 (a)	8.00	Perpetual	2,090
50	Dynex Capital, Inc.	7.63	Perpetual	1,247
70	Dynex Capital, Inc.	8.50	Perpetual	1,789
100	Exantas Capital Corp. 3 Month US LIBOR + 5.93 (a)	8.63	Perpetual	2,614
50	Invesco Mortgage Capital, Inc. 3 Month US LIBOR + 5.29 (a)	7.50	Perpetual	1,288
100	Invesco Mortgage Capital, Inc.	7.75	Perpetual	2,622
50	MFA Financial, Inc.	7.50	Perpetual	1,259
50	New York Mortgage Trust, Inc.	7.75	Perpetual	1,258
40	New York Mortgage Trust, Inc.	7.88	Perpetual	1,012
110	New York Mortgage Trust, Inc. 3 Month US LIBOR + 5.70 (a)	8.00	Perpetual	2,740
100	PennyMac Mortgage Investment Trust 3 Month US LIBOR + 5.99 (a)	8.00	Perpetual	2,628
100	PennyMac Mortgage Investment Trust 3 Month US LIBOR + 5.83 (a)	8.13	Perpetual	2,679
				46,720
	REITS-OFFICE PROPERTY - 2.0%
50	City Office REIT, Inc.	6.63	Perpetual	1,319
100	VEREIT, Inc.	6.70	Perpetual	2,535
				3,854
	REITS-REGIONAL MALLS - 6.3%
85	Pennsylvania Real Estate Investment Trust	6.88	Perpetual	1,722
85	Pennsylvania Real Estate Investment Trust	7.20	Perpetual	1,633
150	Pennsylvania Real Estate Investment Trust	7.38	Perpetual	3,105
10	Taubman Centers, Inc.	6.50	Perpetual	260
150	Washington Prime Group, Inc.	6.88	Perpetual	3,051
120	Washington Prime Group, Inc.	7.50	Perpetual	2,638
				12,409
	REITS-SHOPPING CENTERS - 11.0%
30	Cedar Realty Trust, Inc.	6.50	Perpetual	662
80	Cedar Realty Trust, Inc.	7.25	Perpetual	1,996
1,000	Wheeler Real Estate Investment Trust, Inc. (b)	8.75	Perpetual	14,180
400	Wheeler Real Estate Investment Trust, Inc.	9.00	Perpetual	4,620
				21,458
	REITS-STORAGE - 0.9%
30	Jernigan Capital, Inc.	7.00	Perpetual	798
38	National Storage Affiliates Trust	6.00	Perpetual	1,010
				1,808
	REITS-WAREHOUSE/INDUSTRIAL - 5.6%
140	Innovative Industrial Properties, Inc.	9.00	Perpetual	4,018
100	Plymouth Industrial REIT, Inc. (b)	7.50	Perpetual	2,620
160	QTS Realty Trust, Inc.	7.13	Perpetual	4,242
				10,880

	TOTAL PREFERRED STOCK (Cost - $171,558)			171,476

	TOTAL INVESTMENTS - 109.6% (Cost - $217,923)			$214,571
	OTHER ASSETS LESS LIABILITIES - (9.6)%			(18,795)
	NET ASSETS - 100.0%			$195,776

Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.
REIT	Real Estate Investment Trust
(a)	Variable rate security; the rate shown represents the rate at September 30, 2019.
(b)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2019.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

AACA Opportunistic Real Estate
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$358,641,175	$-	$-	$358,641,175
Preferred Stock	855,881	-	-	855,881
Total Assets	$359,497,056	$-	$-	$359,497,056
Liabilities
Securities Sold Short*
Common Stock	$11,552,978	$-	$-	$11,552,978
Derivatives
Written Options	-	584,680	-	584,680
Total Liabilities	$11,552,978	$584,680	$-	$12,137,658

AACA Real Estate Income
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$24,672	$-	$-	$24,672
Partnership Shares	18,423	-	-	18,423
Preferred Stock	171,476	-	-	171,476
Total Assets	$214,571	$-	$-	$214,571

* See each Fund's Schedule of Investments for a breakdown by industry.
The Funds did not hold any Level 3 securities during the period.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation/(depreciation) at September 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
AACA Opportunistic Real Estate	$273,720,848	$85,320,116	$(11,681,566)	$73,638,550
AACA Real Estate Income	$224,483	$4,676	$(14,588)	$(9,912)